Business combination	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business combination
29. Business combinations
Year ended 31 December 2021
BioVision
On 26 October 2021, Abcam US Group Holdings Inc, a subsidiary of Abcam Plc, acquired 100% of the issued share capital of NKY Biotech US, Inc from Boai NKY Biotech Co. Ltd for total cash consideration of $349.9 million (£253.8 million) and acquisition expenses of £7.8 million. NKY Biotech US, Inc has one wholly owned subsidiary, BioVision Inc (collectively ‘BioVision’). BioVision is a leading provider of biochemical and cell-based assays for biological research. It also develops, produces, and sells a wide portfolio of other products including recombinant proteins, antibodies, enzymes, and biochemical compounds.
The acquisition accelerates accelerate Abcam’s strategic ambitions within the adjacent biochemical and cellular assay market and aligns with existing areas of research focus including oncology, immuno-oncology, neuroscience, and epigenetics.
The provisional fair value of identifiable net assets acquired was as follows:

£m
Non-current assets
Intangible assets	80.6
Property, plant and equipment	0.8
Right-of-use assets	1.9
Deferred tax asset	0.3
Current assets
Inventory	8.1
Trade and other receivables	3.3
Cash and cash equivalents	10.0
Current liabilities
Trade and other payables	(2.3)
Lease liabilities	(1.7)
Non-current liabilities
Deferred tax liabilities	(23.6)
Lease liabilities	(0.6)

Total identifiable assets acquired	76.8
Goodwill	177.0

Total consideration	253.8

£m
Consideration
Total consideration	253.8
Adjustment for settlement of pre-existing relationship	1.4
Adjustment for working capital claim	1.1
Consideration paid in cash	256.3

£m
Net cash outflow on acquisition
Consideration paid in cash	256.3

Adjustment for settlement of pre-existing relationship	(1.4)
Acquired cash and cash equivalents	(10.0)

Net cash outflow on acquisition	244.9

Prior to acquisition, BioVision was a supplier of products to Abcam and there was a trading balance of £1.4m outstanding at the acquisition. As such, the consideration and total identifiable net assets acquired have been adjusted to reflect this pre-existing
relationship, which was effectively settled upon acquisition.
The consideration has also been adjusted by £1.1m, for a claim lodged with the seller subsequent to the close date. Consideration for the issued share capital of NKY was adjustable for certain net working capital balances, for which an estimate was provided on the close date. Subsequent to completing the acquisition it was noted that the actual net working capital balance fell short of the estimated balance and so the consideration has been adjusted downward by £1.1m accordingly. The cash inflow arising from this arrangement had not been received as at 31 December 2021 and so a receivable for £1.1m has been recognized on the Group’s consolidated balance sheet.
The goodwill recognized is attributable to the expertise of the assembled workforce, potential new technology and products and leveraging Abcam’s global channels to market.
Since the date of acquisition to 31 December 2021 the acquisition contributed £2.6m to the Group’s revenue and a loss before tax of £2.6m. The effect on adjusted profit before tax was £1.4m which is before taking into account the effects of the amortization of acquisition intangibles and amortization
of fair value adjustments as described in note 7.
Had BioVision been acquired on 1 January 2021, the Group revenue would have been £331.6m
 and
the profit before tax would have been £9.8m.
Six months ended 31 December 2020
No business combinations were undertaken during the period.
Year ended 30 June 2020
The Group made a number of acquisitions during the year. Had all of the acquisitions been completed and consolidated on 1 July 2019, the Group revenue would have been £265.6m, the profit before tax would have been £7.5m and the adjusted profit before tax would have been £45.2m. Acquisitions are set out below.
Expedeon
On 1 January 2020, the Group acquired 100% of the share capital of Expedeon Holdings Limited, including certain subsidiaries and certain other assets from Expedeon AG. This represented the proteomics and immunology business of Expedeon and was for total cash consideration of €122.5m (£104.2m) and acquisition expenses of £4.1m which are described in note 7.
This acquisition accelerates Abcam’s ambitions within the complementary antibody conjugation and labelling market and provides opportunities to combine technologies to create new value adding products to support customer needs.
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	47.7
Other non-current assets	0.8
Net current assets	5.9
Non-current liabilities
Deferred tax on intangibles	(11.9)

Total identifiable assets acquired	42.5
Goodwill	61.7

Total consideration	104.2

£m
Net cash outflow on acquisition
Consideration paid in cash	104.2
Acquired cash and cash equivalents	(2.3)

101.9

Other
 net current assets comprised inventory of £
2.8
m, cash of £
2.3
m, trade and other receivables of £
1.9
m and trade payables of £
1.1
m. The goodwill recognized is attributable to the expertise of the assembled workforce, potential future relationships with customers and potential new technology.
Since the date of acquisition to 30 June 2020 the acquisition contributed £5.9m to the Group’s revenue and a profit before tax of £0.3m. The effect on adjusted profit before tax was £2.0m which is before taking into account the effects of the amortization of acquisition intangibles as described in note 7.
Gene editing and oncology business
On 30 January 2020, the Group acquired certain assets and employees comprising the gene editing and oncology business of Applied StemCell, Inc. (Applied Stem Cell) for an initial consideration of US $9.4m (£7.1m).
Abcam intends to expand the Applied Stem Cell platform to become its discovery engine for developing novel edited cell lines, building upon its existing portfolio of knockout cell lines.
The fair value of identifiable assets acquired was as follows:

	Provisional fair value £m	Adjustment* £m	Final fair value £m
Non-current assets
Intangible assets	3.3	(2.2)	1.1
Current assets	0.2	—	0.2

Total identifiable assets acquired	3.5	(2.2)	1.3
Goodwill	3.6	2.2	5.8

Total consideration	7.1	—	7.1

£m
Cash outflow on acquisition
Consideration paid in cash	7.1

*
During the six months ended 31 December 2020, a review was undertaken of the performance of historical acquisitions. In respect of Applied Stem Cell, it was determined that the additional knowledge gained of the marketplace in which Applied Stem Cell operates caused the initial valuation of the acquisition intangibles to be revisited as permitted by IFRS 3 ‘Business Combinations’ within the first 12 months of ownership. This has resulted in a reduction in the initial valuation of acquisition intangibles from that originally presented in the consolidated financial statements for the fiscal year ended 30 June 2020 with a corresponding increase in goodwill. In accordance with the requirements of IFRS 3 ‘Business Combinations’, this adjustment has been recorded within the fiscal year ended 30 June 2020.

Other current assets comprised inventory of £0.2m. The goodwill recognized is attributable to the expertise of the assembled workforce and potential new technology.
Since the date of acquisition to 30 June 2020 the acquisition contributed £0.4m to the Group’s revenue and a profit before tax of £0.1m over the same period. The effect on adjusted profit before tax was £0.2m which is before taking into account the effects of the amortization of acquisition intangibles as described in note 7.
During the six months ended 31 December 2020, the consideration was adjusted to US $10.2m (£7.7m) following the finalization of certain costs to be reimbursed by the seller for an amount that was less than had been estimated at the acquisition date.
Marker Gene Technologies, Inc.
On 4 March 2020, the Group acquired 100% of the share capital of Marker Gene Technologies, Inc. (MGT) for total consideration of $2.2m (£1.7m), of which $0.3m (£0.2m) is deferred for 18 months from the acquisition date, $0.7m (£0.6m) in new ordinary shares and $1.2m (£0.9m) in cash. Deferred consideration was settled during the year ended 31 December
2021
.

MGT has expertise in the areas of biology, organic synthesis and fluorescence chemistry and the team is experienced in the creation of detection tools that enable enhanced understanding of biological processes. This acquisition brings additional proprietary assay development technologies and labelling capabilities.
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	0.4
Net current assets	0.6
Non-current liabilities
Deferred tax on intangibles	(0.1)

Total identifiable assets acquired	0.9
Goodwill	0.8
Total consideration	1.7

£m
Net cash outflow on acquisition
Consideration paid in cash	0.9
Acquired cash and cash equivalents	(0.3)

0.6

Net current assets comprised inventory of £0.3m, cash £0.3m trade receivables of £0.1m and trade payables of £0.1m. The goodwill recognized is attributable to the expertise of the assembled workforce.
Since the date of acquisition to 30 June 2020 the acquisition contributed £0.1m to the Group’s revenue and a profit before tax of £0.1m over the same period. The effect on adjusted profit before tax was also £0.1m.
Year ended 30 June 2019
On 24 January 2019, the Group completed the acquisition of 100% of the share capital of Calico Biolabs, Inc. (Calico), a developer of recombinant rabbit monoclonal antibodies for diagnostic and biopharmaceutical companies, for total cash consideration of $4.6m (£3.6m), of which $0.9m (£0.7m) was deferred for 12 months from the acquisition date and paid during the year ended 30 June 2020.
The acquisition strategically expanded Abcam’s leading position in rabbit monoclonal antibodies, bringing a small catalogue of ready-made antibodies for immunohistochemistry (IHC) applications in addition to custom development services.
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	0.6
Net current assets	0.2

Total identifiable assets acquired	0.8
Goodwill	2.8

Total consideration	3.6

Net current assets comprised cash of £0.1m, trade receivables of £0.2m and trade payables of £0.1m. The goodwill recognized is attributable to the expertise of the assembled workforce.
Since the date of acquisition to 30 June 2019, the acquisition contributed £0.3m to the Group’s revenue and a loss before tax of £0.1m over the same period. The effect on adjusted profit before tax was also a loss of £0.1m. Had Calico been consolidated from 1 July 2018, Group revenues and profit before tax for the year ended 30 June 2019 would have been £260.5m and £56.0m, respectively.